Commitments and Contingent Liabilities - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [abstract]
Future minimum sublease payments under finance lease expected to be received	€ 26	€ 29
Future minimum sublease payments under operating lease expected to be received	€ 10	€ 12